UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                 811-23755

NB Crossroads Private Markets Fund VII Advisory LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

David Morse, Vice President

Neuberger Berman Investment Advisers LLC

1290 Avenue of the Americas

New York, NY 10104

(Name and address of agent for service)

Registrant’s telephone number, including area code:                 (212) 476-8800

Date of fiscal year end:      March 31

Date of reporting period:             September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

NB Crossroads Private Markets Fund VII Advisory LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund VII Advisory LP

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund VII Advisory LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2025 (Unaudited)

Assets

Investment in the Master Fund, at fair value	$45,187,843
Investment in Money Market Fund	2,676,880
Due from Partners	25,000
Interest receivable	9,452
Cash and cash equivalents	517

Total Assets	$47,899,692

Liabilities

Tax preparation fees payable	$21,066
Due to Affiliate	14,049
Administration service fees payable	12,507
Audit fees payable	814
Custody fees payable	642
Other payables	300

Total Liabilities	$49,378

Commitments and contingencies (See Note 4)

Partners’ Capital - Net Assets	$47,850,314

Partners’ Capital - Net Assets consists of:
Partners’ capital paid-in	$37,437,714
Partners’ distributable earnings (loss)	10,412,600

Partners' Capital - Net Assets	$47,850,314

Units of Partnership Interests outstanding (unlimited units authorized)	34,289.55
Net Asset Value Per Unit	$1,395.48

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII HoldingsLP are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund VII Advisory LP

Statement of Operations

For the six months ended September 30, 2025 (Unaudited)

Net Investment Loss Allocated from the Master Fund:

Interest income	$39,701
Expenses	(203,039)

Total Net Investment Loss Allocated from the Master Fund	(163,338)

Fund Income:

Interest income	68,816

Total Fund Income	68,816

Fund Expenses:

Administration service fees	24,507
Audit fees	12,290
Tax preparation fees	9,914
Custody fees	3,930
Other expenses	8,401

Total Fund Expenses	59,042

Net Investment Loss	(153,564)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund (Note 2)
Net realized gain on investment in the Master Fund	280,576
Net change in unrealized appreciation on investment in the Master Fund	2,835,287
Incentive carried interest	(105,971)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund	3,009,892

Net Increase in Partners’ Capital – Net Assets Resulting from Operations	$2,856,328

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII Holdings LP are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund VII Advisory LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2025 (Audited)

Total Partners' Capital
Partners' committed capital	$57,937,000

Partners' capital at April 1, 2024	$30,134,194
Capital contributions	5,214,330
Capital distributions	(56,676)
Net investment loss	(292,043)
Net realized gain on investment in the Master Fund	654,729
Net change in unrealized appreciation on investment in the Master Fund	3,562,855
Net change in incentive carried interest	(17,103)
Partners' capital at March 31, 2025	$39,200,286

For the six months ended September 30, 2025 (Unaudited)

Total Partners' Capital
Partners' committed capital	$57,937,000

Partners' capital at April 1, 2025	$39,200,286
Capital contributions	5,793,700
Net investment loss	(153,564)
Net realized gain on investment in the Master Fund	280,576
Net change in unrealized appreciation on investment in the Master Fund	2,835,287
Net change in incentive carried interest	(105,971)
Partners' capital at September 30, 2025	$47,850,314

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII Holdings LP are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund VII Advisory LP

Statement of Cash Flows
For the six months ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$2,856,328
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Master Fund	(5,793,700)
Total net investment loss allocated from the Master Fund	269,309
Net realized and change in unrealized appreciation on investment in the Master Fund	(3,115,863)
Net purchases and sales of short term investments	404
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	87
Increase (decrease) in tax preparation fees payable	6,113
Increase (decrease) in due to Affiliate	(34)
Increase (decrease) in administration service fees payable	222
Increase (decrease) in audit fees payable	(1,358)
Increase (decrease) in custody fees payable	9
Increase (decrease) in other payables	300

Net cash provided by (used in) operating activities	(5,778,183)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	5,778,700

Net cash provided by (used in) financing activities	5,778,700

Net change in cash and cash equivalents	517
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$517

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII Holdings LP are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund VII Advisory LP

Financial Highlights

	For the six months ended September 30, 2025 (Unaudited)	For the year ended March 31, 2025	For the year ended March 31, 2024	For the Period July 1, 2022 (Commencement of Operations) Through March 31, 2023
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,312.19	$1,178.21	$1,018.07	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(7.58)	(10.77)	(2.75)	(10.62)
Net realized and change in unrealized gain on investments	90.87	146.77	165.93	28.69
Net increase in net assets resulting from operations after incentive carried interest	83.29	136.00	163.18	18.07

DISTRIBUTIONS TO PARTNERS:
Net change in Partners' Capital - Net Assets due to distributions to Partners	-	(2.02)	(3.04)	-
NET ASSET VALUE, END OF PERIOD	$1,395.48	$1,312.19	$1,178.21	$1,018.07
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	6.35%	11.55%	16.04%	1.81	%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$47,850	$39,200	$30,134	$14,815
Ratios to Average Partners' Capital - Net Assets: (5), (6)
Expenses	1.44%	1.49%	1.72%	3.61%
Net investment loss	(0.94)%	(0.91)%	(0.31)%	(1.05)%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	13.31%	13.15%	14.31%	NM

(1)	Selected data for a unit of partnership interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Partnership during the period and assumes distributions, if any, were reinvested. The Partnership's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Partnership taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period July 1, 2022 (Commencement of Operations) through March 31, 2023. As a result, an individual partner's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Master Fund.
(6)	For the six months ended September 30, 2025, the ratios are annualized. For the period July 1, 2022 (Commencement of Operations) through March 31, 2023, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period July 1, 2022 (Commencement of Operations) through March 31, 2023, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund VII Holdings LP are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund VII Advisory LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund VII Advisory LP (the “Partnership”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Partnership was organized as a Delaware limited partnership on October 4, 2021. The Partnership commenced operations on July 1, 2022. The Partnership’s term will expire on December 31 following the tenth anniversary from the initial subscription closing date, subject to two one-year extensions which may be approved by the Board of Directors of the Partnership (the “Board” or the “Board of Directors”). Thereafter, the term of the Partnership may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Partnership’s limited partnership agreement (the “LP Agreement”).

The Partnership’s investment objective is to provide attractive risk-adjusted returns. The Partnership pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund VII Holdings LP (the “Master Fund”). The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”), including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). None of the Master Fund, the Partnership, or the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the Partnership will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund’s Schedule of Investments, are attached to this report and should be read in conjunction with the Partnership's financial statements. The percentage of the Master Fund’s partners' contributed capital owned by the Partnership at September 30, 2025 was 10.37%.

The Board has overall responsibility to manage and supervise the operations of the Partnership, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Partnership. The Board exercises the same powers, authority and responsibilities on behalf of the Partnership as are customarily exercised by directors of a typical investment company registered under the 1940 Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

6

NB Crossroads Private Markets Fund VII Advisory LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

2. Significant Accounting Policies

The Partnership meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Partnership in the preparation of its financial statements.

A. Basis of Accounting

The Partnership’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Partnership are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the Partnership's investment in the Master Fund reflects the Partnership's proportionate interest in the total Partners’ contributed capital of the Master Fund at September 30, 2025. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Partnership’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2025, the Partnership held $517 in cash and cash equivalents on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets and $2,676,880 in an overnight sweep that is deposited into a money market account.

Money Market Fund	Cost	Fair Value
Morgan Stanley Institutional Liquidity Fund Government Portfolio (A)	2,676,880	2,676,880

(A)          The rate is 3.94%, the annualized seven-day yield as of September 30, 2025.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

7

NB Crossroads Private Markets Fund VII Advisory LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

E. Investment Gains and Losses

The Partnership records its share of the Master Fund’s investment income, expenses, and realized and change in unrealized gains and losses in proportion to the Partnership's aggregate capital commitment to the Master Fund. The Master Fund’s income and expense recognition policies are discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

F. Income Taxes

The Partnership has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Partnership were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Partnership were ineligible to or otherwise unable to cure such failure, the Partnership would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Partnership could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Partnership intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2025, there is no provision for federal income or excise tax within the financial statements.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners' capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Partnership’s investment in the Master Fund for federal income tax purposes is based on amounts reported to the Partnership by the Master Fund. As of September 30, 2025, the cost of the Partnership’s investment in the Master Fund for federal income tax purposes aggregated to $34,762,200. The net and gross unrealized appreciation for federal income tax purposes on the Partnership’s investment in the Master Fund was estimated to be $10,425,643.

The Partnership files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Partnership is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2023 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Partnership is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Partnership’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Partnership’s financial statements for the six months ended September 30, 2025. The Partnership recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2025, the Partnership did not incur any interest or penalties.

8

NB Crossroads Private Markets Fund VII Advisory LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

G. Restrictions on Transfers

Interests of the Partnership (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The Partnership bears its own expenses and indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Independent Directors’ fees (as defined herein); Advisory fees (as defined herein); legal fees; administration fees; audit fees; tax preparation fees; custodial fees; and registration expenses.

I. Organizational and Offering Costs

Organizational and offering costs are costs incidental to the organization, issuing and marketing of interests in a partnership and are non-recurring in nature. The Partnership shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s exceed $400,000 as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser.

J. Recent Accounting Pronouncements

In November of 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 does not change how public entities identify their operating segments, aggregate those operating segments, or apply the quantitative thresholds to determine their reportable segments.  However, it does clarify that all segment disclosures are applicable, even for entities that have a single reportable segment. This update is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The Partnership adopted this guidance and the adoption of the new standard impacted financial statement disclosures only and did not affect the Partnership’s financial position or the results of its operations.

K. Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NBIA acts as the Partnership’s CODM and is responsible for assessing performance and allocating resources with respect to the Partnership. The CODM has determined the Partnership represents a single operating segment, as the CODM monitors the operating results of the Partnership as a whole and the Partnership’s long-term strategic asset allocation is pre-determined in accordance with the terms of its confidential private placement memorandum, based on a defined investment strategy which is executed by the portfolio management team. The financial information in the form of the Partnership’s investments as well as the information contained with the Partnership’s Financial Highlights, which are used by the CODM to assess the segment’s performance versus the Partnership’s comparative benchmarks and to make resource allocation decisions for the Partnership’s single segment, is consistent with that presented within the Partnership’s financial statements. The Statement of Assets, Liabilities and Partners’ Capital – Net Assets and the Statement of Operations are reflective of the Partnership’s segment assets and expenses, respectively.

9

NB Crossroads Private Markets Fund VII Advisory LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Partnership, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. For the six months ended September 30, 2025, the Master Fund incurred Advisory Fees totaling $1,272,572, of which $131,904 was allocated to the Partnership.

Distributions from the Master Fund are made in the following priority: First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and then, 7% to the Special Limited Partner (as defined in Note 1 of the Master Fund’s notes to the financial statements), The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing. Incentive carried interest is accrued based on the net asset value (“NAV”) of the Master Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. At September 30, 2025, the accrued and unpaid incentive carried interest of the Master Fund was $1,444,035, of which $123,074 was allocated to the Partnership.

Pursuant to an Administrative and Accounting Services Agreement, the Partnership retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation, and investor services to the Partnership. In consideration for these services, the Partnership pays the Administrator a fixed fee of $12,000 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out-of-scope services and quarterly filings made on behalf of the Partnership. For the six months ended September 30, 2025, the Partnership incurred administration service fees totaling $24,507.

The Board consists of six directors (the “Independent Directors”), all of whom are not “interested persons” of the Partnership as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out-of-pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2025, the Master Fund incurred $81,719 in Independent Directors’ fees, of which $8,470 was allocated to the Partnership.

10

NB Crossroads Private Markets Fund VII Advisory LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

4. Capital Commitments from Partners

At September 30, 2025, capital commitments from Partners totaled $57,937,000. Capital contributions received by the Partnership with regard to satisfying Partners’ capital commitments totaled $37,079,680, which represents approximately 64% of committed capital at September 30, 2025.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2025, the Partnership issued 4,415.33 units.

The net profits or net losses of the Partnership are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of September 30, 2025, the Partnership had distributed $134,416 to Partners.

5. Indemnifications

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership’s maximum exposure under these agreements is dependent on future claims that may be made against the Partnership, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

11

NB Crossroads Private Markets Fund VII Advisory LP

Notes to the Financial Statements

September 30, 2025 (Unaudited)

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the Partnership, may cause the Master Fund to, in turn, default on its commitment to an Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

The Partnership has evaluated all events subsequent to September 30, 2025, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

12

NB Crossroads Private Markets Fund VII Advisory LP

Supplemental Information

September 30, 2025 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Partnership’s policies and procedures used to determine how to vote proxies relating to the Partnership’s portfolio securities, as well as information regarding proxy votes cast by the Partnership (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Partnership at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Partnership did not receive any proxy solicitations during the six months ended September 30, 2025.

The Partnership files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Partnership’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

13

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund VII Holdings LP

For the six months ended September 30, 2025

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2025 (Unaudited)

Assets

Investments, at fair value (cost $335,648,623)	$438,031,926
Interest receivable	92,737
Prepaid insurance	38,878
Cash and cash equivalents	1,933

Total Assets	$438,165,474

Liabilities

Advisory fees payable	$637,345
Due to Affiliate	167,486
Administration service fees payable	85,700
Professional fees payable	76,761
Deferred tax payable	49,564
Other payables	1,336

Total Liabilities	$1,018,192

Commitments and contingencies (See Note 5)

Partners’ Capital - Net Assets	$437,147,282

Partners’ Capital - Net Assets consists of:
Partners’ capital paid-in	$332,168,506
Partners’ distributable earnings (loss)	104,978,776

Total Partners’ Capital - Net Assets	$437,147,282

Units of Partnership Interests outstanding (unlimited units authorized)	305,321.43
Net Asset Value Per Unit	$1,431.76

The accompanying notes are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (31.31)%
AI Co-Investment I-A SCSp	Co-Investment	04/2023	North America	$5,359,114	$7,982,529
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	2,376,133	5,100,000
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	08/2023	North America	5,462,958	13,498,882
CIHMH Holdings L.P.	Co-Investment	05/2022	North America	1,403,974	2,447,338
CIHMH Holdings II L.P.	Co-Investment	03/2023	North America	1,600,000	2,254,570
Eighth Cinven Fund (No.2) Limited Partnership	Primary	06/2024-09/2025	Europe	2,299,652	2,466,949
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	8,250,000	6,582,145
KMNOCH Investor, L.P. (F)	Co-Investment	11/2022	North America	5,990,255	7,128,849
Knockout Co-Invest L.P.	Co-Investment	06/2022	North America	3,831,994	6,511,000
NB Franklin LP	Co-Investment	05/2024	North America	6,015,841	6,610,721
NB Mavis Aggregator, L.P.	Co-Investment	05/2023	North America	8,258,645	12,614,250
Planet Co-Investor Holdings, L.P.	Co-Investment	02/2023	Europe	2,497,424	3,470,188
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	3,002,063	3,441,227
Project CS Co-Invest Fund, L.P.	Co-Investment	02/2023	North America	4,133,381	6,604,491
Project Hotel California Co-Invest Fund, L.P.	Co-Investment	07/2022	North America	4,465,477	7,384,469
The Veritas Capital Fund VIII, L.P.	Primary	12/2022-05/2025	North America	10,222,675	12,714,631
TPG IX Evergreen CI II, L.P.	Co-Investment	09/2023	North America	3,558,100	6,108,018
Veritas Star Co-Investor Holdings L.P.	Co-Investment	11/2023	North America	4,418,848	6,111,194
Warburg Pincus Global Growth 14, L.P.	Primary	05/2022-08/2025	North America	11,551,437	15,797,697
WP Irving Co-Invest L.P.	Co-Investment	04/2022	North America	461,505	2,056,215
				95,159,476	136,885,363
Small and Mid-cap Buyout (54.47)%
Audax Private Equity Beacon CF, L.P.	Secondary	08/2025	North America	7,468,709	7,429,312
Audax Private Equity Fund VII-B, L.P.	Primary	08/2023-08/2025	North America	8,952,954	10,561,917
BP-Miratech Holdings LLC	Co-Investment	04/2022-02/2023	North America	-	-
Bregal Unternehmerkapital IV-A SCSp	Primary	12/2024-08/2025	Europe	4,552,229	3,818,218
CB Offshore Technology Opportunities Fund II, Limited Partnership	Primary	02/2024-04/2025	North America	4,906,695	5,450,900
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022	North America	1,246,776	1,600,000
CMP Ascent Partners LP	Co-Investment	04/2023	North America	1,874,667	3,269,240
DGS Group Holdings, L.P. (F)	Co-Investment	09/2022	North America	2,276,579	4,248,749
EDR Co-Invest Aggregator, L.P.	Co-Investment	02/2024	North America	2,544,000	3,706,663
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022-01/2025	Europe	3,235,289	4,020,417
Francisco Partners VII-A, L.P.	Primary	11/2023-09/2025	North America	3,560,000	3,802,341
FS Equity Partners CV1, L.P.	Secondary	05/2025	North America	6,976,250	7,931,862
GHP SPV-6, L.P.	Co-Investment	11/2024	North America	1,886,395	2,300,836
Harvest Partners IX (Parallel), L.P.	Primary	09/2022-12/2024	North America	4,941,721	5,357,574
KKR Malaga Co-Invest L.P.	Co-Investment	07/2023	Europe	3,995,541	5,094,395
KSL Capital Partners CV II 2, L.P.	Secondary	03/2023	North America	6,549,018	6,678,996
LDS Group Holdings, L.P. (F)	Co-Investment	02/2025	North America	1,672,500	1,679,424
Lightning Holding 2 SARL (F)	Co-Investment	03/2024	Europe	2,042,737	1,565,227
Lightyear AMP CV Holding, L.P.	Secondary	04/2024	North America	7,547,446	8,575,941
Material Co-Invest LP	Co-Investment	10/2022	Europe	4,844,189	3,486,795
MDCP Insurance SPV, L.P.	Secondary	05/2023	North America	5,541,902	9,699,812
NB Convert Elevate Aggregator LP	Co-Investment	11/2023	North America	5,094,500	7,385,590
NB Convert Harp Aggregator LP	Co-Investment	11/2023	North America	2,542,846	3,677,563
NB Electron Aggregator LP	Co-Investment	08/2023	North America	8,257,248	11,695,412
NB Geyser Aggregator LP	Co-Investment	12/2024	North America	2,516,679	3,130,466
NB Pref Harp Aggregator LP	Co-Investment	11/2023	North America	3,075,369	4,072,917
NM Polaris Co-Invest, L.P.	Co-Investment	03/2023	North America	3,347,823	5,752,326
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023	North America	2,780,712	5,050,167
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	1,783,835	1,249,431
PCP II Co-Invest Atlas L.P.	Co-Investment	08/2025	Europe	1,913,065	1,907,275
Providence Equity Partners (Unity) S.C.Sp	Secondary	05/2024	Europe	167,641	3,315,407
Searchlight Capital CF SPK, L.P.	Secondary	11/2023	North America	4,234,323	5,765,293
Searchlight Capital III CVL Co-Invest Partners II, L.P.	Co-Investment	12/2024	North America	5,255,691	9,953,004
Summit Partners Growth Equity XII-B, L.P.	Primary	-	North America	-	-
TA Spartan Parent, LLC (F)	Co-Investment	07/2023	North America	4,180,000	4,180,000
TA XV-B, L.P.	Primary	02/2025-07/2025	North America	4,200,000	3,818,597
THL Fund Investors (Iconic), L.P.	Co-Investment	05/2022-06/2023	North America	3,077,248	3,966,477
THL Fund IX Investors (Plymouth II), L.P.	Co-Investment	08/2023-10/2023	North America	2,195,622	3,903,554
THL Parallel Fund X, L.P.	Primary	-	North America	-	-
Thoma Bravo Discover Fund IV-A, L.P.	Primary	12/2022-05/2025	North America	7,126,968	10,285,378
Tikehau Alliance 2 Fund S.L.P.	Secondary	07/2025-09/2025	Europe	4,997,068	4,985,615
Trilantic Capital Partners VII Parallel (North America) L.P.	Primary	10/2023-12/2024	North America	16,821,626	20,582,018
True Wind Capital Continuation, L.P.	Secondary	03/2023-05/2023	North America	4,970,755	5,348,642
V-Co-Invest I, L.P. (G)	Co-Investment	09/2022	North America	5,044,208	4,972,812
WCAS XIV, L.P.	Primary	12/2022-08/2025	North America	8,927,304	9,593,140
WWEC Holdings LP (F)	Co-Investment	10/2022	North America	2,510,000	3,263,000
				191,636,128	238,132,703

The accompanying notes are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (4.50)%
DIG Holdings, LLC (F)	Co-Investment	11/2022	North America	4,006,700	5,767,048
Epiris Fund III L.P.	Primary	10/2023-11/2024	Europe	1,627,630	10,913,536
Grain Optimus Co-Invest-B, L.P.	Co-Investment	-	North America	-	-
Truelink-Vista A, L.P.	Co-Investment	10/2022	North America	1,203,111	2,980,365
				6,837,441	19,660,949
Venture Capital (4.32)%
Accel Leaders 4 L.P.	Primary	06/2023-09/2025	North America	5,722,500	7,052,454
Battery Ventures XIV, L.P.	Primary	07/2022-07/2025	North America	4,088,000	4,209,945
Foundation Capital Leadership Fund IV, L.P. (G)	Primary	-	North America	-	-
Foundation Capital XI, L.P. (G)	Primary	05/2024-09/2025	North America	2,727,168	2,405,455
Meritech Capital Partners VIII L.P.	Primary	03/2025-08/2025	North America	1,028,500	1,027,445
Meritech Capital Sidecar III L.P.	Primary	08/2025	North America	75,000	73,692
Spark Capital Growth Fund V, L.P.	Primary	10/2024-09/2025	North America	3,000,000	3,241,601
Spark Capital VIII, L.P.	Primary	07/2024-09/2025	North America	925,000	892,909
				17,566,168	18,903,501
Money Market Fund (5.59)%
Morgan Stanley Institutional Liquidity Fund Government Portfolio (H)				24,449,410	24,449,410
				24,449,410	24,449,410

Total Investments (cost $335,648,623) (100.19)%					438,031,926
Other Assets & Liabilities (Net) (-0.19)%					(884,644)
Partners’ Capital - Net Assets (100.00)%					$437,147,282

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2025 aggregated $311,199,213. Total fair value of illiquid and restricted securities at September 30, 2025 was $413,582,516 or 94.60% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund’s Partners’ Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund’s wholly owned subsidiary, NB CPMF VII B LLC.
(H)	The rate is 3.94%, the annualized seven-day yield as of September 30, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Statement of Operations

For the six months ended September 30, 2025 (Unaudited)

Investment Income:

Interest income	$383,023

Total Investment Income	383,023

Operating Expenses:

Advisory fees	1,272,572
Interest expense	180,803
Administration service fees	163,615
Professional fees	105,002
Audit fees	101,805
Independent Directors’ fees	81,719
Financing costs	29,526
Insurance expense	24,515
Other expenses	31,849

Total Operating Expenses	1,991,406

Fee offset	(32,550)

Net Total Operating Expenses	1,958,856

Net Investment Loss	(1,575,833)

Net Realized and Change in Unrealized Gain on Investments (Note 2)
Net realized gain on investments	2,706,917
Net change in unrealized appreciation on investments	27,354,071

Net Realized and Change in Unrealized Gain on Investments	30,060,988

Net Increase in Partners’ Capital – Net Assets Resulting from Operations	$28,485,155

The accompanying notes are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2025 (Audited)

	Partners’ Capital	Special Limited Partner	Total
Partners’ committed capital	$553,370,654	$5,589,603	$558,960,257

Partners’ capital at April 1, 2024	$265,578,188	$2,682,608	$268,260,796
Capital contributions	49,803,359	503,064	50,306,423
Capital distributions	(3,577,938)	(36,141)	(3,614,079)
Offering costs	-	-	-
Net investment loss	(2,848,363)	(28,770)	(2,877,133)
Net realized gain on investments	6,253,480	63,166	6,316,646
Net change in unrealized appreciation on investments	34,029,714	343,734	34,373,448
Net change in incentive carried interest	(374,902)	374,902	-
Partners’ capital at March 31, 2025	$348,863,538	$3,902,563	$352,766,101

For the six months ended September 30, 2025 (Unaudited)

	Partners’ Capital	Special Limited Partner	Total
Partners’ committed capital	$553,370,654	$5,589,603	$558,960,257

Partners’ capital at April 1, 2025	$348,863,538	$3,902,563	$352,766,101
Capital contributions	55,337,066	558,960	55,896,026
Net investment loss	(1,560,075)	(15,758)	(1,575,833)
Net realized gain on investments	2,679,848	27,069	2,706,917
Net change in unrealized appreciation on investments	27,080,530	273,541	27,354,071
Net change in incentive carried interest	(1,069,133)	1,069,133	-
Partners’ capital at September 30, 2025	$431,331,774	$5,815,508	$437,147,282

The accompanying notes are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Statement of Cash Flows

For the six months ended September 30, 2025 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$28,485,155
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(45,225,016)
Proceeds received from investments	10,925,632
Net purchases and sales of short term investments	(10,002,912)
Net realized gain on investments	(2,706,917)
Net change in unrealized (appreciation) depreciation on investments	(27,354,071)
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	(34,780)
(Increase) decrease in prepaid insurance	(20,109)
(Increase) decrease in deferred financing costs, net	24,515
Increase (decrease) in advisory fees payable	78,482
Increase (decrease) in due to Affiliate	(14,425)
Increase (decrease) in administration service fees payable	5,392
Increase (decrease) in professional fees payable	16,603
Increase (decrease) in other payables	(8,600)
Increase (decrease) in interest payable	(63,042)

Net cash provided by (used in) operating activities	(45,894,093)

CASH FLOWS FROM FINANCING ACTIVITIES

Borrowings from credit facility	1,000,000
Payments to credit facility	(11,000,000)
Contributions from Partners	55,896,026

Net cash provided by (used in) financing activities	45,896,026

Net change in cash and cash equivalents	1,933
Cash and cash equivalents at beginning of the period	-

Cash and cash equivalents at end of the period	$1,933

Supplemental cash flow information
Interest paid	$243,845

The accompanying notes are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Financial Highlights

	For the six months ended September 30, 2025 (Unaudited)	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023	For the Period February 14, 2022 (Commencement of Operations) Through March 31, 2022
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,336.95	$1,201.05	$1,015.98	$987.04	$1,000.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(5.25)	(11.54)	(8.38)	(8.50)	(12.96)
Net change in realized and unrealized gain on investments	100.06	161.85	193.45	37.44	-
Net increase (decrease) in net assets resulting from operations after incentive carried interest	94.81	150.31	185.07	28.94	(12.96)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	(14.41)	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,431.76	$1,336.95	$1,201.05	$1,015.98	$987.04
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	7.09%	12.57%	18.22%	2.93%	(1.30	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners’ Capital - Net Assets, end of period in thousands (000’s)	$437,147	$352,766	$268,261	$131,865	$6,089
Ratios to Average Partners’ Capital - Net Assets: (5), (7)
Expenses excluding incentive carried interest and fee offset	1.02%	1.18%	1.56%	2.64%	36.09%
Net change in incentive carried interest	0.28%	0.13%	-	-	-
Fee offset	(0.02)%	-	-	-	-
Expenses including incentive carried interest and fee offset	1.28%	1.31%	1.56%	2.64%	36.09%
Net investment loss excluding incentive carried interest	(0.80)%	(0.95)%	(0.83)%	(1.12)%	(36.09)%
Portfolio Turnover Rate (6)	2.93%	5.95%	1.22%	0.06%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (8)	14.55%	14.25%	15.48%	5.30%	NM
Internal Rate of Return after incentive carried interest (8)	14.36%	14.18%	15.48%	5.30%	NM

(1)	Selected data for a unit of Master Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners’ Capital - Net Assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period February 14, 2022 (Commencement of Operations) through March 31, 2022. As a result, an individual partner’s return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Underlying Investments.
(6)	Proceeds received from investments are included in the portfolio turnover rate.
(7)	For the six months ended September 30, 2025, the ratios are annualized, with the exception of the impact of nonrecurring expenses and the incentive carried interest allocation. For the period February 14, 2022 (Commencement of Operations) through March 31, 2022, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period ended March 31, 2022, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund VII Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund was organized as a Delaware limited partnership on March 11, 2021. The Master Fund commenced operations on February 14, 2022. The Master Fund’s term will expire on December 31 following the tenth anniversary from the initial subscription closing date, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk adjusted returns. The Master Fund seeks to achieve its investment objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”), including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), pursuing investment strategies in small and mid-cap buyout, large-cap buyout, special situations (primarily distressed-oriented strategies), and venture and growth capital, and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment” and together with the Portfolio Funds and Secondary Investments, the “Underlying Investments”). Neither the Master Fund nor the Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the 1940 Act.

NB Crossroads Private Markets Fund VII LP (the “LP Fund”) and NB Crossroads Private Markets Fund VII Advisory LP (the “Advisory Fund” and together with the LP Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the 1940 Act as a non-diversified, closed-end management investment company. The Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund.

The Board has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser” and together with NBIA, the “Adviser”) to provide investment advice regarding the selection of the Underlying Investments and to manage the day-to-day operations of the Master Fund.

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund (“Partners”).  As of September 30, 2025, the LP Fund’s and Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 88.63% and 10.37%, respectively, with a NB affiliate’s (the “Special Limited Partner”) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

Consolidation of Subsidiaries

NB CPMF VII B LLC (the “Subsidiary), is an investment company and a wholly-owned subsidiary of the Master Fund. The Consolidated Schedule of Investments, Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets, Consolidated Statement of Operations, Consolidated Statement of Changes in Partners’ Capital – Net Assets, Consolidated Statement of Cash Flows and the Consolidated Financial Highlights of the Master Fund include the accounts of its Subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The inception date of the Subsidiary was September 7, 2022. On September 30, 2025, the Subsidiary had net assets of $7,318,179, which equals 1.7% of the Master Fund’s total net assets.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved valuation procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Master Fund’s investments without readily available market quotations, subject to oversight by the Board.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the Underlying Investment. To the extent ASC 820 is applicable to an Underlying Investment, the Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$7,128,849	$129,756,514	$136,885,363
Small and Mid-cap Buyout	-	-	14,936,400	223,196,303	238,132,703
Special Situations	-	-	5,767,048	13,893,901	19,660,949
Venture Capital	-	-	-	18,903,501	18,903,501
Money Market Fund	24,449,410	-	-	-	24,449,410
Total	$24,449,410	$-	$27,832,297	$385,750,219	$438,031,926

Significant Unobservable Inputs

As of September 30, 2025, the Master Fund had investments valued at $438,031,926. The fair value of investments valued at $385,750,219 in the Master Fund’s Consolidated Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30, 2025:

			Unobservable Inputs
Investments	Fair Value 09/30/2025	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$7,128,849	Discounted Cashflows, Market Comparables	Discount Rate, LTM EBITDA	10.8%, 16.0x	N/A

Small and Mid-cap Buyout	13,256,976	Market Comparables	LTM EBITDA	10.5x - 23.5x	14.7x

Small and Mid-cap Buyout	1,679,424	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Special Situations	5,767,048	Market Comparables	LTM EBITDA	11.8x	N/A

Total	$27,832,297

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2025, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$9,354

During the six months ended September 30, 2025, unrealized appreciation and realized gains from Level 3 investments were $2,855,182 and $9,354, respectively.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2025.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2025, is one to ten years, with the possibility of extensions by each of the Underlying Investments.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2025, the Master Fund held $1,933 in cash and cash equivalents on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets and $24,449,410 in an overnight sweep that is deposited into a money market account.

Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Underlying Investments based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Consolidated Statement of Operations its share of realized gains or (losses), the Master Fund’s change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Underlying Investments. The Master Fund may also recognize realized losses based upon information received from the Underlying Investment managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Consolidated Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Underlying Investment.

The Underlying Investments may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of an Underlying Investment, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund has elected to be treated for U.S. federal income tax purposes as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), with a tax year end of September 30.  If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise unable to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Partners, and all distributions out of earnings and profits would be taxable to Partners as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Master Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Partners and to meet certain diversification and income requirements with respect to its underlying investments. As of September 30, 2025, there is no provision for federal income or excise tax within the financial statements.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.  The cost of the Underlying Investments for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Underlying Investments. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2023 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. The Adviser has reviewed the Master Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2025. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2025, the Master Fund did not incur any interest or penalties.

The Subsidiary is a domestic limited liability company that is treated as a corporation for tax reporting and has a tax year end of September 30. The Subsidiary is subject to federal, state and local income taxes. As of September 30, 2025, the Subsidiary has recorded a total deferred tax payable of $49,564.

The Master Fund’s tax basis capital gains and losses will be determined as of each tax year end and presented within the Master Fund’s fiscal year-end financial statements as of March 31, 2026. There were no distributions paid for the six months ended September 30, 2025.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

H. Fees of the Underlying Investments

Each Underlying Investment will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Consolidated Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Underlying Investments. These fees are reflected in the valuations of the Underlying Investments and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration fees; audit fees; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Directors’ fees (as defined herein); and expenses of meetings of the Board.

J. Organizational and Offering Costs

Organizational and offering costs are costs incidental to the organization, issuing and marketing of interests in a partnership and are non-recurring in nature. The Master Fund shall bear its organizational expenses, and expenses relating to the offering and sale of interests only to the extent such expenses when aggregated with those of the Master Fund’s feeder funds exceed $400,000, as the initial $400,000 shall be borne by the Registered Investment Adviser. In addition, if such aggregated expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Registered Investment Adviser. For the six months ended September 30, 2025, the Master Fund has incurred no organizational and offering costs.

K. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Consolidated Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

L. Recent Accounting Pronouncements

In November of 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 does not change how public entities identify their operating segments, aggregate those operating segments, or apply the quantitative thresholds to determine their reportable segments.  However, it does clarify that all segment disclosures are applicable, even for entities that have a single reportable segment. This update is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. The Master Fund adopted this guidance and the adoption of the new standard impacted financial statement disclosures only and did not affect the Master Fund’s financial position or the results of its operations.

M. Segment Reporting

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NBIA acts as the Master Fund’s CODM and is responsible for assessing performance and allocating resources with respect to the Master Fund. The CODM has determined the Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its confidential private placement memorandum, based on a defined investment strategy which is executed by the portfolio management team. The financial information in the form of the Master Fund’s investments as well as the information contained with the Master Fund’s Consolidated Financial Highlights, which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s consolidated financial statements. The Consolidated Statement Assets, Liabilities and Partners’ Capital – Net Assets and the Consolidated Statement of Operations are reflective of the Master Fund’s segment assets and expenses, respectively.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears based on an annual rate of 0.80% following the Master Fund’s commencement of operations through the end of year eight; and then 0.15% for the remaining life of the Master Fund, in each case based on the Master Fund’s invested capital. Certain of the Master Fund’s investments pay the Adviser for transaction services at the time of close. This income to the Adviser is shared with the Master Fund based on its ownership percentage through a fee offset which is presented on the Consolidated Statement of Operations. For the six months ended September 30, 2025, the Master Fund incurred Advisory Fees totaling $1,272,572.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out-of-scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2025, the Master Fund incurred administration service fees totaling $163,615.

The Board consists of six directors (the “Independent Directors”), all of whom are not “interested persons” of the Master Fund as defined by Section 2(a)(19) of the 1940 Act. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out-of-pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2025, the Master Fund incurred $81,719 in Independent Directors’ fees.

4. Capital Commitments from Partners

At September 30, 2025, capital commitments from Partners totaled $558,960,257. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $335,376,154, which represents approximately 60% of committed capital at September 30, 2025.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the year ended September 30, 2025, the Master Fund issued 41,462.16 units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund’s LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of September 30, 2025, the Master Fund has distributed $3,614,079 to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, 7% to the Special Limited Partner (as defined in Note 1). The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

Incentive carried interest is accrued based on the NAV of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Consolidated Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2025, the accrued and unpaid incentive carried interest was $704,301.

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2025, the Master Fund had total capital commitments of $513,496,646 to the investments with remaining unfunded commitments to the investments totaling $184,575,445 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$17,331,653
Small and Mid-cap Buyout	125,168,009
Special Situations	22,741,951
Venture Capital	19,333,832
Total	$184,575,445

6. Description of the Investments

Due to the nature of the Underlying Investments, the Master Fund generally cannot liquidate its positions in the investments except through distributions from the Underlying Investments, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated June 30, 2022, under which the Master Fund could borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit was secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement had a maturity date of June 30, 2025 and was not extended.

As of September 30, 2025, there was no outstanding principal owed to the bank by the Master Fund. Interest was charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and secured overnight financing rate (“SOFR”). Additionally, a commitment fee was charged on the daily unused portion. During the six months ended September 30, 2025, the Master Fund had an average outstanding principal of $4,912,568 with an average interest rate of 7.3%. During the six months ended September 30, 2025, the Master Fund incurred $180,803 of interest expense, as presented in the Consolidated Statement of Operations. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. For the six months ended September 30, 2025, the Master Fund expensed $29,526 of Financing Costs as shown in the Consolidated Statement of Operations.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Underlying Investment. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to an Underlying Investment. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

NB Crossroads Private Markets Fund VII Holdings LP

Notes to the Consolidated Financial Statements

September 30, 2025 (Unaudited)

10. Subsequent Events

The Master Fund has evaluated all events subsequent to September 30, 2025, through the date these financial statements were available to be issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund VII Holdings LP

Supplemental Information

September 30, 2025 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the six months ended September 30, 2025.

The Master Fund files a complete schedule of portfolio holdings on Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund VII Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2025 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of NB Crossroads Private Markets Fund VII Holdings LP (the “Master Fund”) considered the approval of the Investment Advisory Agreement between the Master Fund and NBIA and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NBAA (NBIA and NBAA together, “Neuberger Berman”), at an executive session of the Independent Directors held on July 17, 2025 and a Board meeting held on July 24, 2025. The Board is comprised solely of Independent Directors, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the “Agreements”), the Independent Directors were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA’s financial condition. The Board’s counsel reviewed with the Board its duties and responsibilities under state and common law and under the 1940 Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA’s financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the 1940 Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the “Sub-Advisory Fee”), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflect the economies of scale for the benefit of the members of the Master Fund, noting that as the Master Fund is still in a commitment period, economies of scale were not a significant factor for the Master Fund. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including the distribution and service fee payable by the Feeder Funds to an affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

NB Crossroads Private Markets Fund VII Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2025 (Unaudited)

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operational support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman’s extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers that manage the Master Fund, and their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they are able to devote to the Master Fund’s affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman’s profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not so disproportionately large that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman’s service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Master Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Master Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Master Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on the Board’s consideration of the Master Fund’s arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the “1940 Act” were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the six months ended September 30, 2025.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the six months ended September 30, 2025.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable to semi-annual reports.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund VII Advisory LP

By:	/s/ David Morse
David Morse
Vice President

Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Morse
David Morse
Vice President
(Principal Executive Officer)

Date: December 8, 2025

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 8, 2025